Statutory Requirements and Dividend Restrictions - Statutory Requirements (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Bermuda
Effects of Reinsurance [Line Items]
Required statutory capital and surplus	$ 910.0	$ 735.0
Actual statutory capital and surplus	1,830.0	1,920.0
United Kingdom
Effects of Reinsurance [Line Items]
Required statutory capital and surplus	540.0	505.0
Actual statutory capital and surplus	950.0	955.0
Republic of Ireland
Effects of Reinsurance [Line Items]
Required statutory capital and surplus	100.0	95.0
Actual statutory capital and surplus	$ 175.0	$ 180.0